UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F COVER PAGE


Report for Calendar Year of Quarter Ended:  09-30-01


Check here if Amendment [x]; Amendment Number:  1
   This Amendment (Check only one.):  [ x]   is a restatement.
                                      [  ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:         Hokanson Associates
Address:      201 Lomas Santa Fe, Suite 360
              Solana Beach, CA 92024


Form 13F File Number: 28-10215

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Heather Davis
Title:   Vice President Operations/CCO
Phone:   (858)755-8899

Signature, Place, and Date of Signing:

/s/ Heather Davis	    Solana Beach, CA               11-20-08
[Signature]                  [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[  ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:   0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: 64117000

List of Other Included Managers:   None

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corporation                COM              00130H105     1256    97982 SH       Sole                    85112             12870
Agilent Technologies Inc.      COM              00846U101     1265    64710 SH       Sole                    56390              8320
American International Group I COM              026874107     3930    50382 SH       Sole                    44315              6067
Automatic Data Processing      COM              530151034     2597    55200 SH       Sole                    46915              8285
BEA Systems                    COM              733251029      403    42000 SH       Sole                    36670              5330
Cisco Systems Inc.             COM              17275R102     1638   134514 SH       Sole                   114941             19573
DST Systems                    COM              233326107      456    10550 SH       Sole                     9330              1220
DeVry, Inc.                    COM              251893103     1514    42160 SH       Sole                    36940              5220
Duke Energy                    COM              264399106      570    15050 SH       Sole                    12770              2280
EMC Corporation                COM              268648102     1481   126017 SH       Sole                   108047             17970
Emerson Electric               COM              291011104      377     8021 SH       Sole                     7801               220
Enron Corp.                    COM              293561106     1994    73245 SH       Sole                    64115              9130
Expeditors International       COM              302130109     1481    31280 SH       Sole                    27320              3960
Exxon Mobil                    COM              30231G102      410    10410 SH       Sole                    10410
General Electric               COM              369604103     2274    61141 SH       Sole                    50661             10480
HomeDepot                      COM              437076102     3127    81489 SH       Sole                    70424             11065
Johnson & Johnson              COM              478160104     4132    74587 SH       Sole                    63997             10590
Lear Corp.                     COM              521865105     1413    52311 SH       Sole                    46951              5360
Medtronic, Inc.                COM              585055106     3404    78253 SH       Sole                    68233             10020
Merck                          COM              589331107     1270    19069 SH       Sole                    17669              1400
Merrill Lynch                  COM              590188108     2381    58650 SH       Sole                    50480              8170
Microsoft Corp.                COM              594918104      276     5399 SH       Sole                     2999              2400
Omnicom                        COM              681919106     2394    36884 SH       Sole                    32324              4560
Paychex                        COM              704326107     2651    84138 SH       Sole                    73944             10194
Pfizer                         COM              717081103     4718   117660 SH       Sole                   102408             15252
Qualcomm                       COM              747525103     3178    66850 SH       Sole                    58525              8325
SEI Investments                COM              784117103     1393    43525 SH       Sole                    37200              6325
Safeway Inc.                   COM              786514208     1511    38040 SH       Sole                    33270              4770
Starbucks Inc.                 COM              855244109      881    58940 SH       Sole                    54080              4860
State Street Corp.             COM              857477103     3798    83478 SH       Sole                    72328             11150
Texas Instruments              COM              882508104      835    33410 SH       Sole                    28620              4790
Tyco International Ltd.        COM              G9143X208     3281    72111 SH       Sole                    63131              8980
Univision                      COM              914906102     1827    79614 SH       Sole                    69264             10350